Notes Payable (Details) (USD $)				0 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	May 06, 2013 Convertible Notes [Member]	Jun. 30, 2014 Convertible Notes [Member]	Dec. 31, 2013 Convertible Notes [Member]	Jun. 30, 2014 Laurus Master Fund [Member] Convertible Notes [Member]	Dec. 31, 2013 Laurus Master Fund [Member] Convertible Notes [Member]	Dec. 31, 2012 Laurus Master Fund [Member] Convertible Notes [Member]
Short-term Debt, Other Disclosures [Abstract]
Collateral							None	None	None
Interest Rate					5.00%	5.00%	5.00%	5.00%	5.00%
Monthly Payment
Debt Instrument, Maturity Date				Jul. 01, 2013			May 31, 2013	May 31, 2013	May 31, 2013
Convertible notes payable		$ 529,309	$ 504,309	$ 750,000				$ 529,309	$ 504,309